Summary of Significant Accounting Policies (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets and liabilities measured at fair value	$ 1,209,466	$ 1,727,694	$ 0
Warrants liabilities
Financial assets and liabilities measured at fair value	2,208,668
Convertible Notes
Financial assets and liabilities measured at fair value	1,209,466	1,727,694
Level 1
Financial assets and liabilities measured at fair value	0	0
Level 1 | Convertible Notes
Financial assets and liabilities measured at fair value	0	0
Level 2
Financial assets and liabilities measured at fair value	0	0
Level 2 | Convertible Notes
Financial assets and liabilities measured at fair value	0	0
Level 3
Financial assets and liabilities measured at fair value	3,418,134	1,727,694
Level 3 | Warrants liabilities
Financial assets and liabilities measured at fair value	2,208,668
Level 3 | Convertible Notes
Financial assets and liabilities measured at fair value	1,209,466	1,727,694
Fair Value Total Lelvel [Member]
Financial assets and liabilities measured at fair value	$ 3,418,134	$ 1,727,694